Organization and Business (Details)			12 Months Ended
	Mar. 23, 2021 USD ($)	Nov. 08, 2019 USD ($) $ / shares	Dec. 31, 2020 USD ($) numberOfEmployee classesOfStock realEstateUnit developmentProject $ / shares	Dec. 31, 2019 USD ($)
Subsidiary, Sale of Stock [Line Items]
Value of shares in offering			$ 750,000,000
Number of employees | numberOfEmployee			0
Value of common stock raised			$ 121,997,000
Value of Series 2019 Preferred Stock raised			$ 29,824,988	$ 809,478
Number of Units | realEstateUnit			2
Number of preferred equity investment development projects | developmentProject			3
Cottonwood West Palm
Subsidiary, Sale of Stock [Line Items]
Number of Units | realEstateUnit			1
Greater Boston, Massachusetts
Subsidiary, Sale of Stock [Line Items]
Number of Units | realEstateUnit			1
2019 Preferred Stock
Subsidiary, Sale of Stock [Line Items]
Value of Series 2019 Preferred Stock raised			$ 32,933,000
IPO
Subsidiary, Sale of Stock [Line Items]
Share price (in USD per share) | $ / shares			$ 10.00
Number of classes of stock | classesOfStock			2
Primary Offering
Subsidiary, Sale of Stock [Line Items]
Value of shares in offering			$ 675,000,000
Distribution Reinvestment Plan
Subsidiary, Sale of Stock [Line Items]
Value of shares in offering			$ 75,000,000
Share price (in USD per share) | $ / shares			$ 10.00
Private Placement | Subsequent event
Subsidiary, Sale of Stock [Line Items]
Value of shares in offering	$ 100,000,000
Private Placement | 2019 Preferred Stock
Subsidiary, Sale of Stock [Line Items]
Value of shares in offering		$ 50,000,000
Share price (in USD per share) | $ / shares		$ 10.00	$ 10.00
Private Placement | 2019 Preferred Stock | Subsequent event
Subsidiary, Sale of Stock [Line Items]
Value of shares in offering	$ 100,000,000